Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	6 Months Ended
Jun. 30, 2016
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

4. Short-Term Debt and Short-Term Debt from Related Parties

At June 30, 2016 and December 31, 2015, short-term debt and short-term debt from related parties consisted of the following:

	June 30,	December 31,
	2016	2015
Borrowings under lines of credit	$94.130	$109.230
Commercial Paper Program	610.523	-
Other financial liabilities	-	22
Short-term debt	$704.653	$109.252
Short-term debt from related parties (see Note 2.b)	3.331	19.052
Short-term debt and short-term debt from related parties	$707.984	$128.304

The Company and certain consolidated entities operate a multi-currency notional pooling cash management system. The Company met the conditions to offset balances within this cash pool for reporting purposes. At June 30, 2016, there were no offsets under the cash management system. At December 31, 2015, cash and borrowings under lines of credit in the amount of $48.277 were offset under this cash management system.

Commercial paper programs are flexible financing instruments to obtain short-term funding on the money market. Typically, commercial paper maturities range from a few days up to under two years. The Company can issue short-term notes of up to €1,000,000 ($1,110,200).

Short-term Debt from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus an applicable margin. Advances can be repaid and reborrowed. At June 30, 2016, there were no advances from Fresenius SE under this facility. At December 31, 2015, the Company borrowed from Fresenius SE €14.500 ($15.786 at December 31, 2015) on an unsecured basis. For further information on short-term debt from related parties, see Note 2 b).